UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
July 31, 2012 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (60.40%)
COMMON STOCKS (55.44%)
Applications Software (0.49%)
Check Point Software Technologies, Ltd.[1]	24,500	$1,189,965
Red Hat, Inc.[1]	100	5,366

		1,195,331

Athletic Footwear (0.00%)†
NIKE, Inc. - Class B	100	9,335

Automotive - Truck Parts & Equipment (0.00%)†
Westport Innovations, Inc.[1]	100	3,763

Beverages - Non - Alcoholic (0.11%)
The Coca-Cola Co.	3,300	266,640

Broadcast Services/Programming (0.20%)
Discovery Communications, Inc. - Class A1	9,800	496,174

Building - Residential/Commercial (9.53%)
Lennar Corp. - Class A	156,100	4,559,681
M/I Homes, Inc.[1]	78,800	1,307,292
Meritage Homes Corp.[1]	47,000	1,649,700
PulteGroup, Inc.[1]	338,500	3,825,050
The Ryland Group, Inc.	49,300	1,177,284
Standard Pacific Corp.[1]	809,100	4,587,597
Toll Brothers, Inc.[1]	210,100	6,128,617

		23,235,221

Building & Construction Production - Miscellaneous (2.17%)
Fortune Brands Home & Security, Inc.[1]	238,800	5,282,256

Coatings/Paint (2.26%)
The Sherwin-Williams Co.	41,000	5,508,350

Commercial Banks Non - U.S. (1.09%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	263,300	1,698,285
Banco Santander SA, Sponsored ADR	160,900	958,964

		2,657,249

Computers (3.16%)
Apple, Inc.[1]	12,600	7,695,576

Computers - Integrated Systems (0.00%)†
NCR Corp.[1]	100	2,332

Computers - Memory Devices (0.40%)
EMC Corp.[1]	37,200	975,012

Distribution/Wholesale (0.16%)
Pool Corp.	10,600	390,716

	Shares	Value (Note 1)
Diversified Manufacturing Operations (0.10%)
Eaton Corp.	5,600	$245,504

Electric - Integrated (3.13%)
CMS Energy Corp.	309,600	7,634,736

Electric - Transmission (2.95%)
National Grid PLC, Sponsored ADR	138,700	7,198,530

Food - Retail (0.28%)
Whole Foods Market, Inc.	7,300	669,994

Footwear (Non-Athletic) & Related Apparel (0.72%)
Skechers U.S.A., Inc. - Class A1	87,500	1,744,750

Medical - Drugs (1.39%)
Johnson & Johnson	48,800	3,377,936

Medical - HMO (1.81%)
UnitedHealth Group, Inc.	86,600	4,424,394

Motion Pictures & Services (0.90%)
Lions Gate Entertainment Corp.[1]	162,700	2,188,315

Oil & Gas Drilling (0.36%)
Ensco PLC - Class A	16,100	874,713

Pipelines (10.14%)
Enbridge, Inc.	201,900	8,249,634
Kinder Morgan, Inc.	227,200	8,136,032
Plains All American Pipeline LP	94,900	8,351,200

		24,736,866

Reinsurance (2.43%)
Greenlight Capital Re, Ltd. - Class A1	251,300	5,920,628

Retail - Apparel/Shoe (6.64%)
Aeropostale, Inc.[1]	121,100	2,388,092
American Eagle Outfitters, Inc.	118,500	2,467,170
Chico’s FAS, Inc.	162,400	2,487,968
The Gap, Inc.	100,800	2,972,592
Limited Brands, Inc.	62,600	2,976,630
Urban Outfitters, Inc.[1]	94,800	2,896,140

		16,188,592

Retail - Building Products (2.64%)
Home Depot, Inc.	70,400	3,673,472
Lumber Liquidators Holdings, Inc.[1]	65,500	2,769,995

		6,443,467

Retail - Discount (0.32%)
Costco Wholesale Corp.	8,100	779,058

Retail - Major Department Store (0.27%)
TJX Cos., Inc.	14,800	655,344

Retail - Restaurants (0.28%)
Dunkin’ Brands Group, Inc.	22,900	693,412

	Shares	Value (Note 1)
Semiconductor Components/Integrated Circuits (1.51%)
QUALCOMM, Inc.	61,900	$3,694,192

Telecommunication Services (0.00%)†
Allot Communications, Ltd.[1]	100	2,458

Transport - Truck (0.00%)†
JB Hunt Transport Services, Inc.	200	11,004

TOTAL COMMON STOCKS (Cost $118,484,435)		135,201,848

EXCHANGE TRADED FUNDS (3.97%)
Gold (3.68%)
SPDR® Gold Shares[1]	49,400	7,733,076
Sprott Physical Gold Trust[1]	88,200	1,239,210

		8,972,286

Mining - Precious Metals (0.29%)
Market Vectors Gold Miners ETF	16,700	714,426

TOTAL EXCHANGE TRADED FUNDS (Cost $9,515,198)		9,686,712

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (0.99%)
PURCHASED CALL OPTIONS (0.49%)
Fortune Brands Home & Security, Inc.	September, 2012	$22.50	3,538	353,800
Greenlight Capital Re, Ltd.	August, 2012	25.00	53	0
O’Reilly Automotive	August, 2012	100.00	1,613	0
Pool Corp.	October, 2012	35.00	60	17,700
Southwestern Energy	December, 2012	32.00	872	340,080
Standard Pacific Corp.	December, 2012	5.00	1,086	130,320
Toll Brothers, Inc.	September, 2012	24.00	404	218,160
UnitedHealth Group, Inc.	December, 2012	55.00	705	144,525

TOTAL PURCHASED CALL OPTIONS (Cost $1,832,730)				1,204,585

PURCHASED PUT OPTIONS (0.50%)
Community Health Systems, Inc.	September, 2012	22.00	995	54,725
Community Health Systems, Inc.	December, 2012	26.00	508	172,720
Research In Motion, Ltd.	September, 2012	13.00	1,625	950,625
Shutterfly, Inc.	September, 2012	30.00	250	40,000

TOTAL PURCHASED PUT OPTIONS (Cost $909,903)				1,218,070

			Value (Note 1)

TOTAL PURCHASED OPTIONS (Cost $2,742,633)			$2,422,655

TOTAL LONG INVESTMENTS (Cost $130,742,266)			147,311,215

	7-Day Yield	Shares
SHORT TERM INVESTMENTS (37.05%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0.00%[3]	90,364,605	90,364,605

TOTAL SHORT TERM INVESTMENTS (Cost $90,364,605)			90,364,605

TOTAL INVESTMENTS - (97.45%) (Cost $221,106,871)			$237,675,820

Assets in Excess of Other Liabilities (2.55%)			6,217,929

NET ASSETS (100.00%)			$243,893,749

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value (Note 1)
COMMON STOCKS (-22.61%)
Aerospace/Defense (-0.72%)
Aerovironment, Inc.	(100)	$(2,336)
Rockwell Collins, Inc.	(34,900)	(1,764,893)

		(1,767,229)

Aerospace/Defense - Equipment (-0.27%)
Alliant Techsystems, Inc.	(14,300)	(662,376)

Apparel Manufacturers (-0.48%)
Hanesbrands, Inc.	(39,100)	(1,173,782)

Beverages - Wine/Spirits (-0.85%)
Green Mountain Coffee Roasters, Inc.	(113,700)	(2,076,162)

Building - Mobile Home/Manufactured Housing & RV (-0.98%)
Thor Industries, Inc.	(83,000)	(2,384,590)

Commercial Banks Non - U.S. (-1.09%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	(263,300)	(1,698,285)
Banco Santander SA, Sponsored ADR	(160,900)	(958,964)

		(2,657,249)

Computer Services (-0.12%)
International Business Machines Corp.	(1,500)	(293,970)

Computers (-0.67%)
Dell, Inc.	(137,800)	(1,637,064)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Diversified Minerals (-0.31%)
BHP Billiton, Ltd., Sponsored ADR	(11,300)	$(749,642)

E - Commerce/Products (-1.08%)
MercadoLibre, Inc.	(17,800)	(1,189,218)
Nutrisystem, Inc.	(22,800)	(239,058)
Shutterfly, Inc.	(36,900)	(1,211,427)

		(2,639,703)

E - Commerce/Services (-0.21%)
Netflix, Inc.	(8,800)	(500,280)

E - Marketing/Information (-0.33%)
Liquidity Services, Inc.	(17,600)	(804,672)

Electronic Devices (-1.24%)
Garmin, Ltd.	(65,200)	(2,517,372)
Research In Motion, Ltd.	(70,000)	(500,500)

		(3,017,872)

Electronic Measuring Instruments (-0.55%)
Trimble Navigation, Ltd.	(30,100)	(1,332,226)

Finance - Investment Banker/Broker (-0.68%)
The Charles Schwab Corp.	(131,200)	(1,657,056)

Food - Miscellaneous/Diversified (-0.37%)
Diamond Foods, Inc.	(55,400)	(901,358)

Footwear (Non-Athletic) & Related Apparel (-1.19%)
Deckers Outdoor Corp.	(69,800)	(2,911,358)

Home Furnishings (-1.22%)
Tempur-Pedic International, Inc.	(104,800)	(2,985,752)

Machinery - Construction & Mining (-0.28%)
Joy Global, Inc.	(12,900)	(670,026)

Machinery - Tools & Related Products (-0.00%)†
Kennametal, Inc.	(100)	(3,690)

Medical - Hospitals (-2.04%)
Community Health Systems, Inc.	(202,300)	(4,978,603)

Medical - Outpatient/Home Medical Care (-0.84%)
Amedisys, Inc.	(168,100)	(2,049,139)

Medical Products (-0.07%)
Luminex Corp.	(10,200)	(174,726)

Metal - Copper (-0.20%)
Freeport-McMoRan Copper & Gold, Inc.	(14,300)	(481,481)

Motorcycle/Motor Scooter (-0.10%)
Harley-Davidson, Inc.	(5,800)	(250,734)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Physician Practice Management (-0.20%)
MEDNAX, Inc.	(7,300)	$(482,749)

Retail - Apparel/Shoe (-2.45%)
Abercrombie & Fitch Co. - Class A	(20,400)	(689,520)
bebe stores, Inc.	(25,500)	(153,000)
The Buckle, Inc.	(50,100)	(1,937,367)
Express, Inc.	(92,900)	(1,495,690)
Guess?, Inc.	(56,300)	(1,694,630)

		(5,970,207)

Retail - Computer Equipment (-0.14%)
GameStop Corp. - Class A	(21,500)	(344,430)

Retail - Jewelry (-0.41%)
Tiffany & Co.	(18,200)	(999,726)

Retail - Restaurants (-0.88%)
Buffalo Wild Wings, Inc.	(29,400)	(2,134,146)

Schools (-2.48%)
American Public Education, Inc.	(17,400)	(436,914)
Apollo Group, Inc. - Class A	(43,300)	(1,177,760)
Career Education Corp.	(189,400)	(892,074)
Corinthian Colleges, Inc.	(293,100)	(592,062)
Grand Canyon Education, Inc.	(26,800)	(445,952)
ITT Educational Services, Inc.	(4,500)	(174,690)
K12, Inc.	(42,500)	(768,400)
Strayer Education, Inc.	(21,500)	(1,562,190)

		(6,050,042)

Veterinary Diagnostics (-0.16%)
VCA Antech, Inc.	(22,000)	(400,400)

Vitamins & Nutrition Products (-0.00%)†
Herbalife, Ltd.	(100)	(5,489)

Web Hosting/Design (-0.00%)†
Rackspace Hosting, Inc.	(100)	(4,388)

TOTAL COMMON STOCKS
(Proceeds $66,189,967)		(55,152,317)

EXCHANGE TRADED FUNDS (-0.42%)
Country Fund - Turkey (-0.22%)	(9,700)	(523,412)

iShares® MSCI Turkey Index Fund

Emerging Country Exchange-Traded Funds (-0.20%)	(9,400)	(493,030)

iShares® MSCI Brazil Index Fund

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $947,131)		(1,016,442)

TOTAL SECURITIES SOLD SHORT
(Proceeds $67,137,098)		$(56,168,759)

†	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund assets are held as collateral for short sales activity.
[3]	Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipts

ETF - Exchange Traded Fund

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law

Notes to Quarterly Schedule of Investments

July 31, 2012 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell& Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s objectives are to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market (as measured by indices such as the S&P 500 Total Return Index) over the course of a full market cycle, which includes both bull market (a period of rising security prices) and bear market (a period of falling security prices) phases, but with less stomach churn.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

▪	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
▪	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$135,201,848	$–	$–	$135,201,848
Exchange Traded Funds	9,686,712	–	–	9,686,712
Purchased Options	2,422,655	–	–	2,422,655
Short Term Investments	90,364,605	–	–	90,364,605
TOTAL	$237,675,820	$–	$–	$237,675,820

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(55,152,317)	$–	$–	$(55,152,317)
Exchange Traded Funds	(1,016,442)	–	–	(1,016,442)
TOTAL	$(56,168,759)	$–	$–	$(56,168,759)

During the three months ended July 31, 2012, there were transfers between Level 1 and 2 securities in the amount of $109,450. The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the three months ended July 31, 2012. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

* For detailed industry descriptions, see the accompanying Schedule of Investments.

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration

At July 31, 2012, the Fund invested 37.05% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of July 31, 2012, total investments would equal 83.43%, as a percentage of net assets. This would result in cash equivalents representing 16.57% of net assets, vs. the 37.05% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of July 31, 2012.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2012, the Fund had approximately 23% of its total net assets in short positions.

For the three months ended July 31, 2012, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $105,201,408 and $80,930,550, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On July 31, 2012, based on cost of $222,967,382 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $17,259,802 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,551,364, resulting in net unrealized appreciation of $14,708,438.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	September 28, 2012

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer, Principal Financial Officer

Date:	September 28, 2012